Debentures	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
Debentures
14.	Debentures

Description	Additional information	Annual charges	2017 (Non current)	2016 (Current)
1st issue	(a)	CDI + Interest from 2.0%	419,236	906,729
2nd issue	(b)	CDI + Interest from 2.0%	649,743	761,307
Borrowing costs	(c)		-	(2,407)
Total			1,068,979	1,665,629

14.1	1st issue of debentures

On June 27, 2011, the Company conducted its 1st issue of unsecured, subordinated debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 2,720 debentures, with a face value of R$250, fully paid by Banco BTG Pactual S.A., with semi-annual payments starting of September 2013 and final maturity on March 9, 2017.

The proceeds from the issue of these debentures were used to settle loans outstanding from Banco BTG Pactual.

In December 2012, the Company debenture holders agreed to adjust the interest rate to be charge in new issuances. Such interest rate was reduced and it is based on the CDI rate plus 2.95% spread per year.

During the years 2013 to 2016, the Company renegotiated the portions of principal maturing in September 2013, March 2014, September 2014, March 2015, September 2015, March 2016 and September 2016, which would be paid together with the remaining installments.

The debentures provide for accelerated maturity clauses should the following events take place: (i) corporate transactions (merger, spin-off etc.) carried out by the Company and its subsidiaries; (ii) disclosure of financial information; (iii) default in connection with transactions carried out with financial institutions; (iv) failure to meet financial ratios set forth in the transaction’s contractual terms; (v) payment of dividends and/or interest on equity exceeding R$45,000 and (vi) assets disposed of or given in guarantee to third parties whose individual or combined amounts exceed R$25,000. At December 31, 2016 and 2015, the Company failed to comply with the covenants related to the maintenance of certain financial ratios as well as failed to meet the principal repayment schedule. As of December 31, 2016 and 2015, the Company have not obtained the waiver of debenture holders therefore the debentures have been included as liabilities in the statement of financial position.

On August 10, 2017, Estre entered into a binding facility commitment letter with the holders of the debentures (1st and 2nd issuances) and related debt acknowledgment instrument, which provided for the restructuring of the existing debentures and related debt acknowledgment instrument through the prepayment of US$200 million, a partial debt write-down and the restructuring of the existing debentures. On December 7, 2017, Estre amended the binding facility commitment letter, pursuant to which the creditors agreed to amend the required prepayment to a defined range of the repayment of a minimum debt prepayment of US$100 million and a maximum debt prepayment of US$200 million.

On December 21, 2017, Estre completed the debt restructuring and prepaid R$199,086 of the outstanding amount. In addition, the debenture holders granted a haircut for an amount of R$49,772, corresponding to 25% of the prepaid amount. Such haircut was recorded as finance income.

As a result of the restructuring above, the outstanding debentures and related debt acknowledgment instrument bear interest at a rate of CDI plus 2.0% per annum, with payments of principal to be repaid semi-annually in 11 installments after a three-year grace period and maturing in 8 years. Interest is payable semi-annually after a grace period of two years on the debenture outstanding balance plus monthly compounded interest accrued over the first 18 months.

IAS 39 requires that a substantial modification of the terms of an existing financial liability, or a part of it, should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company concluded that the net present value of the cash flows under the new terms of the refinanced debt, discounted at the original effective interest rate was below a 10% difference compared to the discounted present value of the remaining cash flows of the original debt instrument, therefore, the Company accounted for the debt restructuring as a debt modification.

14.2	2nd issue of debentures

On December 14, 2012, the Company completed its second issue of unsecured debentures, not convertible into shares, with collateral and additional personal guarantee, for public distribution with restricted placement efforts, for the issue of 3,000 debentures with a face value of R$250. The actual issuance was for 2,600 debentures. The debentures mature in five years and bear interest at the CDI rate plus of 2.60% p.a. Principal would be repaid semiannually, in seven installments beginning in December 2014.

In 2015 and 2016, the Company renegotiated installments maturing June 2015, December 2015, June 2016 and December 2016, with payment in 2017.

The proceeds from the issue of the debentures were used to settle bank loans, to extend the debt maturities in working capital.

The debentures provides for accelerated maturity clauses should the following events take place: (i) corporate transactions (merger, spin-off etc.) carried out by the Company and its subsidiaries; (ii) disclosure of financial information; (iii) default in connection with transactions carried out with financial institutions; (iv) failure to comply with financial ratios set forth in the transaction’s contractual terms; (v) payment of dividends and/or interest on equity exceeding R$30,000 and (vi) assets disposed of or given in guarantee to third parties whose individual or combined amounts exceed R$100,000. As of December 31, 2016 and 2015, the Company failed to comply with the covenants relating to the maintenance of certain financial ratios as well as failed to meet the principal repayment schedule. As of December 31, 2016 and 2015, the Company had not obtained the waiver of debenture holders therefore the debentures were included as liabilities in the statement of financial position.

On August 10, 2017, Estre entered into a binding facility commitment letter with the holders of the debentures (1st and 2nd issuances) and related debt acknowledgment instrument, which provided for the restructuring of the existing debentures and related debt acknowledgment instrument through the prepayment of US$200 million, a partial debt write-down and the restructuring of the existing debentures. On December 7, 2017, Estre amended the binding facility commitment letter, pursuant to which the creditors agreed to amend the required prepayment to a defined range of the repayment of a minimum debt prepayment of US$100 million and a maximum debt prepayment of US$200 million.

On December 21, 2017, Estre completed the debt restructuring and prepaid R$166,881 of the outstanding amount. In addition, the debenture holders granted a haircut for an amount of R$41,720, corresponding to 25% of the prepaid amount. Such haircut was recorded as finance income.

As a result of the restructuring above, the outstanding debentures and related debt acknowledgment instrument bear interest at a rate of CDI plus 2.0% per annum, with payments of principal to be repaid semi-annually in 11 installments after a three-year grace period and maturing in 8 years. Interest is payable semi-annually after a grace period of two years on the debenture outstanding balance plus monthly compounded interest accrued over the first 18 months.

IAS 39 requires that a substantial modification of the terms of an existing financial liability, or a part of it, should be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Company concluded that the net present value of the cash flows under the new terms of the refinanced debt, discounted at the original effective interest rate was below a 10% difference compared to the discounted present value of the remaining cash flows of the original debt instrument, therefore, the Company accounted for the debt restructuring as a debt modification.

The breakdown of the debentures is as follows:

	1st issue	2nd issue	Transaction costs
Balances at 2015	773,190	651,472	(7,581)	1,417,081
Interest	133,539	109,835		243,374
Transaction costs	-	-	5,174	5,174
Repayment	-	-	-	-
Balances at 2016	906,729	761,307	(2,407)	1,665,629
Interest	117,879	97,037	-	214,916
Debt acknowledgement instrument	(356,514)	-	-	(356,514)
Transaction costs	-	-	2,407	2,407
Repayment	(199,086)	(166,881)	-	(365,967)
Discount	(49,772)	(41,720)	-	(91,492)
Balances at 2017	419,236	649,743	-	1,068,979

14.3	Transaction costs

Transaction costs were classified as a reduction of debt and are recognized in profit or loss under the effective interest rate method:

Description	2017	2016	2015

Transaction cost	(2,407)	(7,581)	(12,755)
Accumulated amortization	2,407	5,174	5,174
Transaction cost to be amortized	-	(2,407)	(7,581)

Current	-	(2,407)	(7,581)